Schedule - Valuation and Qualifying Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Accounts Receivable Allowances [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	$ 33,837	$ 36,398	$ 20,335
Charged to costs and expenses	24,004	13,328	6,100
Charged to other accounts	1,415	552	12,754
Deductions	(19,744)	(16,441)	(2,791)
Ending Balance	39,512	33,837	36,398
Valuation Allowances on Net Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	112,165	128,207	127,202
Charged to costs and expenses	13,800	24,040	12,725
Charged to other accounts	826		4,418
Deductions	(29,921)	(40,082)	(16,138)
Ending Balance	$ 96,870	$ 112,165	$ 128,207